Investments - Long-term Investments - Additional information (Detail) ¥ in Millions, shares in Millions, $ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 31, 2019 USD ($) shares	Aug. 31, 2018 CNY (¥)	Sep. 30, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥) Directors	Dec. 31, 2020 USD ($) Directors	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2017 CNY (¥)
Schedule of Investments [Line Items]
Impairment charges recognized on equity investments measured at fair value using the measurement alternative				¥ 2,300	$ 354	¥ 455	¥ 778
Impairment recognized for equity method investments				297	46	9,200	167
Carrying amount of equity method investments				24,100		27,100		$ 3,700
Investment interest income				5,358	822	6,060	4,451
Long Term Investments
Schedule of Investments [Line Items]
Carrying amount of equity method investments				24,067		27,105		$ 3,688
Investment interest income				118	$ 18	2	¥ 0
China United Network Communication Limited
Schedule of Investments [Line Items]
Total purchase consideration									¥ 7,000
China United Network Communication Limited | Other Assets [Member]
Schedule of Investments [Line Items]
Proceeds From sale of equity investments				¥ 2,700
Trip.com International, Ltd
Schedule of Investments [Line Items]
Equity method investment, percentage of ownership				12.00%			19.00%	12.00%
Fair value of equity investment				¥ 15,200				$ 2,300
Gains (losses) on equity method investments						43
Impairment recognized for equity method investments			¥ 8,900
Equity method investment, disposal of ADS | shares	36
Proceeds From sale of equity investments | $	$ 988
Adjustments to goodwill acquired			¥ 8,900
Number of directors | Directors				9	9
Trip.com International, Ltd | Active directors
Schedule of Investments [Line Items]
Number of directors | Directors				2	2
Du Xiaoman Financial
Schedule of Investments [Line Items]
Aggregate deconsolidated gain		¥ 5,500				¥ 801
Re-measurement of retained investment		¥ 4,200
Equity interest percentage		41.00%
Equity method goodwill		¥ 3,500
Intangible assets		851
Deferred tax liabilities		¥ 213